Goodwill	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Goodwill
11.	Goodwill

Million US dollar	30 June 2023	31 December 2022

Acquisition cost
Balance at end of previous year	115 541	118 461
Effect of movements in foreign exchange	2 664	(3 147)
Disposals through the sale of subsidiaries	-	(32)
Transfers (to)/from other asset categories	(17)	(68)
Hyperinflation monetary adjustments	246	328
Balance at end of the period	118 434	115 541

Impairment losses
Balance at end of previous year	(2 531)	(2 665)
Effect of movements in foreign exchange	265	134
Balance at end of the period	(2 266)	(2 531)

Carrying amount
Balance at end of the period	116 168	113 010
AB InBev completes a goodwill impairment testing annually, or whenever a triggering event has occurred.
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	30 June 2023	31 December 2022

United States	33 562	33 578
Rest of North America	2 022	1 981
Mexico	14 543	12 823
Colombia	14 588	12 692
Rest of Middle Americas	23 904	23 242
Brazil	3 798	3 508
Rest of South America	1 294	1 249
Europe	2 141	2 081
South Africa	8 558	9 551
Rest of Africa	4 899	5 131
China	2 960	3 119
Rest of Asia Pacific	3 341	3 505
Global Export and Holding Companies	559	549
Total carrying amount of goodwill	116 168	113 010